Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

Note 2 – Cash and Cash Equivalents

	December 31	December 31
	2014	2015
Denominated in U.S. dollars	8,194	8,987
Denominated in Euro	2,725	6,163
Denominated in NIS	428	1,768
Denominated in GBP	1,597	1,798
Other	57	46

	13,001	18,762